PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES - Movement (Details) - Nonrelated Party - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at the beginning	$ 7
Provisions	1	$ 4
Foreign currency translation adjustment	(1)	1
Balance at the end	$ 7	7
Cumulative effect of adoption of new accounting standard | ASC 326
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at the beginning		2
Adjusted balance
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at the beginning		$ 2